SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	May 31, 2026	May 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 1,558,840	$ 1,222,811
Less: accumulated depreciation	(744,243)	(371,400)
Total	814,597	851,411
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	28,430	28,414
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	63,249	28,531
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 1,467,161	$ 1,165,866